Trade and other receivables - Aging analysis (Details) - CAD ($)	Nov. 30, 2024	Aug. 31, 2024
Ifrs Financing Receivable, Past Due [Line Items]
Trade receivables	$ 51,681	$ 26,222
0 - 30
Ifrs Financing Receivable, Past Due [Line Items]
Trade receivables	22,572
31-60
Ifrs Financing Receivable, Past Due [Line Items]
Trade receivables		21,603
61-90
Ifrs Financing Receivable, Past Due [Line Items]
Trade receivables	3,532
91 and over
Ifrs Financing Receivable, Past Due [Line Items]
Trade receivables	$ 25,577	$ 4,619